SHAREHOLDERS' EQUITY - Summary of warrants issued to non-employees (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
SHAREHOLDERS' EQUITY
Number of shares, Warrants outstanding at beginning and end of year | shares	5,000
Number of shares, Warrants exercised | shares	(5,000)
Weighted average exercised price, Warrants outstanding	$ 5.00
Weighted average exercise price, Warrants outstanding at beginning of year	5.00
Weighted average exercise price, Warrants exercisable at end of year	$ 0.00